SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT	6 Months Ended
Jun. 30, 2021
Long-term Debt, Current Maturities [Abstract]
SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT
NOTE 5:-	SHORT-TERM CREDIT AND CURRENT MATURITIES OF LONG-TERM DEBT

Banks:

	Interest
	June 30,	June 30,	December 31,
	2021	2021	2020
	%	Unaudited

In NIS bears interest rate of Prime+0.85%	-	-	373
Long-term debt from banks in NIS bears interest of Prime rate rate of Prime+1.5% to Prime+1.75%	3.1% - 3.35%	502	303
		502	676